Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the year	$ (680,922)	$ (526,173)	$ (119,455)
Expected credit loss provision	(2,557,207)	(312,394)	(440,322)
Write-off	820,517	100,156
Exchange difference	62,169	57,489	33,604
Balance as of the end of the year	$ (2,355,443)	$ (680,922)	$ (526,173)